Retirement benefit plan (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (372)	$ (251)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	1,911	2,189
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (2,283)	$ (2,440)